CONVERTIBLE SENIOR NOTES AND CALL OPTIONS	12 Months Ended
Dec. 31, 2022
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS

22.    CONVERTIBLE SENIOR NOTES AND CALL OPTIONS

2024 Convertible Notes

The Company issued USD85 million of Convertible Senior Notes on May 17, 2019, which will mature on June 1, 2024 (the “2024 Notes”). The interest rate is 4.5% per annum payable semi-annually, in arrears.

Holders have the option to convert their 2024 Notes at any time prior to the close of business on the third business day immediately preceding the maturity date at a conversion rate of 52.0833 ADSs per USD1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately USD19.20 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to the Company’s liquidation or dissolution.

The holders have the option to require the Company to repurchase the 2024 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on June 1, 2021 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2024 Notes remain outstanding, the Company or its subsidiaries should not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

During the year of 2021, certain 2024 Notes with the principal amount of USD16 million were converted into 3,281,244 ordinary shares of the Company.

Accounting for 2024 Convertible Notes

The Company has RMB as its functional currency, and the 2024 Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2024 Notes in their entirety at fair value. According to ASC 825-10-45-5, the Company measures the financial liability at fair value with qualifying changes in fair value recognized in net income. The Company also presents separately in other comprehensive income the portion of the total change in the fair value of the liability that results from a change in the instrument-specific credit risk.

Further, as the functional currency of the Company is RMB, the fair value of the 2024 Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss, except for the exchange rate remeasurement of the component of the change in fair value of the liability resulting from the cumulative changes in instrument-specific credit risk which is presented in other comprehensive income. In addition, all issuance costs associated with the 2024 Notes offering has been expensed as incurred in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

As of December 31, 2021 and 2022, the estimated fair value of the 2024 Notes amounted to approximately RMB1,099 million and RMB1,071 million. The Company recorded a gain from foreign exchange remeasurement of RMB9 million and a loss from foreign exchange remeasurement of RMB60 million in net income for the year ended December 31, 2021 and 2022, respectively. The Company recorded a gain from change in fair value of 2024 Notes of RMB328 million and a loss from change in fair value of 2024 Notes of RMB12 million in net income for the years ended December 31, 2021 and 2022, respectively. The Company recorded gain from change in fair value of 2024 Notes of RMB56 million and RMB100 million in other comprehensive income for the year ended December 2021 and 2022, respectively. During the year of 2021, certain 2024 Notes with the principal amount of USD16 million were converted into 3,281,244 ordinary shares of the Company. Upon conversion of the 2024 Notes, accumulated gains due to changes in instrument-specific credit risk with amount of RMB14 million were reclassified from other comprehensive income to net income (Note 29).

Call Option

Concurrent with the issuance of the 2024 Notes, the Company used approximately USD30 million of the net proceeds from the offering to enter into zero-strike call option transactions (“Call option”), covering 1,875,000ADSs, with the initial purchasers of the 2024 Notes (“Dealer”). The Call option is intended to facilitate privately negotiated transactions by which investors in the Notes are able to hedge their investment. The Call option expires on July 28, 2021 or when the Dealer request early settlement. The Company has the right to elect settlement method. If cash settlement applies, the Dealer will deliver the amount of cash to the Company calculated based on the number of shares determined on the commencement date and the volume-weighted average price of the Company shares on the settlement date. If physical settlement applies, the Company will receive the fixed number of ADSs determined at the commencement date of the transaction. In 2021, the Company elected cash settlement method and total cash received from the exercise of call options amounted to RMB621 million.

The economic substance of the Call option is the same as a traditional forward repurchase contract. Because the Call option permitted net cash settlement, it was classified as a derivative instrument measured initially and subsequently at fair value with changes in fair value recorded in earnings. The Company accounted for the Call option as a free-standing derivative asset on its consolidated balance sheet when the Call option was entered into in May 2019. The derivative asset was initially recorded at its fair value of US$30 million on the commencement date which represented the amount of cash transferred to the Dealer. The derivative asset was subsequently recorded at fair value with the change in fair value through May 2019. The Company recorded a gain from change in fair value of the call option with the amount of RMB476 million and loss of RMB136 million, an exchange loss of the call option with the amount of RMB14 million and an exchange gain of RMB0.3 million for the year ended December 31,2020 and 2021, respectively (Note 29).